INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

	December 31,
	2013	2012

Raw materials	$884	$583
Work in process	420	360
Finished products (*)	3,048	5,793

	$4,352	$6,736

(*)	Includes amounts of $ 2,109 and $ 4,977 for 2013 and 2012, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.